GOODWILL - Carrying amount (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
GOODWILL
Beginning Balance	¥ 989,530	$ 151,652
Additions	5,463	837
Ending Balance	¥ 994,993	$ 152,489